ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Advance from end users*	384	397
Deposit from customers**	1,302	1,404
Business tax and other taxes payable	228	129
Professional fees and services payable	1,451	1,843
Promotional events payables	351	355
Construction payables	670	—
Legal contingencies***	—	10,000
Others	439	205
Accrued expenses and other current liabilities	4,825	14,333

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Deposit from customers represents deposit payments received by the Group from customers in the data center business.

*** Legal contingencies represent the accrual based on the Group’s best estimate for monetary penalties that would be charged by DOJ and SEC for their investigations into the Group. See Note 19 for more details.